Lease (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Lease
Summary of right-of-use asset and lease information
	Three Months Ended		Nine months ended
	September 30,		September 30,
	2025	2024	2025	2024
The components of lease expense were as follows:
Operating lease cost	$51,379	$21,498	$138,688	$64,494
Short-term lease cost	11,307	27,603	53,272	47,644
Variable lease cost	17,320	3,996	30,524	15,278
Total lease cost	$80,006	$53,097	$222,484	$127,416

	Year Ended
	December 31,
	2024	2023
The components of lease expense were as follows:
Operating lease cost	$85,992	$70,830
Short-term lease cost	75,252	8,816
Variable lease cost	22,125	8,698
Total lease cost	$183,369	$88,344

Schedule of supplemental cash flow information related to leases
	Nine months ended
	September 30,
	2025	2024
Cash paid for operating cash flows from operating leases	$163,194	$71,954
Right-of-use asset obtained in exchange for new operating lease liabilities	$865,218	$-

Weighted-average remaining lease term - operating leases (year)	4.50	0.83
Weighted-average discount rate — operating leases	7.00%	6.50%

	Year Ended
	December 31,
	2024	2023
Cash paid for operating cash flows from operating leases	$98,917	$79,528
Right-of-use asset obtained in exchange for new operating lease liabilities	$-	$161,665

Weighted-average remaining lease term - operating leases (year)	0.58	1.58
Weighted-average discount rate — operating leases	6.50%	6.50%

Schedule of maturities of lease liabilities
Year ending December 31,
2025 - remaining three months	$47,430
2026	195,412
2027	203,228
2028	211,357
2029	219,812
Thereafter	55,486
932,725
Less: Imputed interest	(133,595)
Operating lease liabilities	$799,130

2025	$50,862
Thereafter	-
50,862
Less: Imputed interest	(815)
Operating lease liabilities	$50,047

Summary of supplemental balance sheet information related to leases
	December 31,	December 31,
	2024	2023
Operating lease right-of-use asset	$49,347	$129,683

Operating lease liabilities:
Current portion	$50,047	$80,136
Non-current portion	-	50,047
	$50,047	$130,183